SALARIES AND SOCIAL SECURITY PAYABLES	12 Months Ended
Dec. 31, 2022
SALARIES AND SOCIAL SECURITY PAYABLES
SALARIES AND SOCIAL SECURITY PAYABLES

NOTE 14 – SALARIES AND SOCIAL SECURITY PAYABLES

	As of December 31,
Current	2022	2021
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	35,066	40,607
Termination benefits	2,586	2,760
	37,652	43,367

Non-current
Termination benefits	2,747	3,012
	2,747	3,012
Total salaries and social security payables	40,399	46,379

Compensation for the Key Managers of Telecom for the years ended December 31, 2022, 2021 and 2020 are shown in Note 27.e).